Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended		12 Months Ended
	Aug. 13, 2019	Mar. 04, 2019	Aug. 08, 2018	Aug. 13, 2017	Aug. 09, 2017	Feb. 28, 2018	Feb. 22, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2012
Equity (Textual)
Intrinsic value of options exercised								$ 537	$ 617	$ 502
Unrecognized compensation cost related to non-vested share-based compensation
Accumulated cash dividend distributions of per share		$ 0.15	$ 0.155
Aggregate dividend value		$ 7,335	$ 7,563
Dividend paid date		Mar. 25, 2019	Sep. 05, 2018
Dividend distribution maximum percentage					75.00%
2007 Plan [Member]
Equity (Textual)
Reserved ordinary shares for issuance								1,500,000
Additional ordinary shares											250,000	1,000,000
Aggregate of ordinary shares for future grants								962,500
Expiration period											10 years
Expire date											Aug. 01, 2027
Exercisable period										10 years
2007 Plan [Member] | Minimum [Member]
Equity (Textual)
Options vest years								3 years
2007 Plan [Member] | Maximum [Member]
Equity (Textual)
Options vest years								4 years
Board of Directors [Member]
Equity (Textual)
Accumulated cash dividend distributions of per share	$ 0.156			$ 0.13		$ 0.13	$ 0.085
Aggregate dividend value	$ 7,628			$ 5,779		$ 5,785	$ 3,775
Dividend paid date	Sep. 12, 2019			Sep. 13, 2017		Mar. 26, 2018	Apr. 05, 2017